Private Placement (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 20, 2021
Private Placement [Abstract]
Warrants price per share	$ 11.5
Private placement warrant value			$ 5,640,000
Share purchase	1
Private Placement [Member]
Private Placement [Abstract]
Purchased warrants shares				5,640,000
Private Placement Warrants [Member]
Private Placement [Abstract]
Purchased warrants shares	5,640,000
Warrants price per share	$ 1	$ 11.5
Private placement warrant value	$ 5,640,000
Share purchase		1
Private Placement Warrants [Member] | Private Placement [Member]
Private Placement [Abstract]
Purchased warrants shares		5,640,000
Warrants price per share		$ 1
Private placement warrant value		$ 5,640,000